Subsequent Events (Additional Information) (Details) ¥ in Thousands	Mar. 23, 2026 CNY (¥)
Subsequent Event | Guangzhou Shangzhi Side Technology Co., Ltd
Subsequent Event [Line Items]
Transfer of equity interest, cash consideration	¥ 126,000